Business Segments Final (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
REVENUE	$ 28,040	$ 28,182	$ 84,387	$ 99,503	$ 128,133	$ 113,009
GROSS PROFIT	18,857	17,590	50,290	51,176	58,388	(219)
OPERATING EXPENSES	157,049	147,213	598,814	478,144
Aquarium And Aquarium Supplies Segment [Member]
Segment Reporting Information [Line Items]
REVENUE	28,040	28,182	84,387	99,503	128,133	113,009
GROSS PROFIT	18,857	17,590	50,290	51,176	58,388	(219)
OPERATING EXPENSES	$ 25,254	$ 23,902	$ 72,827	$ 83,376	$ 103,091	$ 144,788
Medical Technology Segment [Member]
Segment Reporting Information [Line Items]
REVENUE
GROSS PROFIT
OPERATING EXPENSES		$ 10,000	$ 15,000	$ 70,000	$ 80,000	$ 85,000
Corporate Segment [Member]
Segment Reporting Information [Line Items]
REVENUE
GROSS PROFIT
OPERATING EXPENSES	$ 131,795	$ 113,311	$ 510,987	$ 324,768	$ 461,296	$ 440,111